Unit-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended	6 Months Ended
	Dec. 31, 2011	Jun. 30, 2012 Share-based compensation
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted units granted to employees (in units)	1,110,502	953,668
Aggregate fair value of restricted units issued to employees		$ 35
Vesting period of restricted units granted to employees		3 years